Leases - Additional Information (Details) £ in Millions, $ in Millions			6 Months Ended
	Apr. 30, 2024	Feb. 21, 2020	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)
Lease Disclosure [Line Items]
Lease expiration date	Apr. 30, 2024
Non-cancellable Operating Lease
Lease Disclosure [Line Items]
Lease term		10 years
Lease term, break clause period		5 years
Manufacturing Services Collaboration Agreement | Maximum
Lease Disclosure [Line Items]
Collaboration agreement cancellation penalty amount			£ 1.7	$ 2.1